Capital Management (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Reconciliation of Net Operating Profit

		UNITED STATES DOLLAR
	Notes	2017	2016
Borrowings		1,781.5	1,692.9
Less: Cash and cash equivalents		479.0	526.7

Net debt		1,302.5	1,166.2
Adjusted EBITDA		1,263.7	1,232.2
Net debt to adjusted EBITDA		1.03	0.95

Reconciliation of (loss)/profit for the year to adjusted EBITDA:
(Loss)/profit for the year (continuing and discontinued operations)		(7.7)	169.1
Mining and income taxation from continuing operations		173.2	189.5
Mining and income taxation from discontinued operations	12.1	(1.4)	0.6
Royalties from continuing operations		62.0	78.4
Royalties from discontinued operations	12.1	1.1	2.0
Finance expense from continuing operations		81.3	78.1
Investment income from continuing operations		(5.6)	(8.3)
Gain on financial instruments from continuing operations		(34.4)	(14.4)
Foreign exchange loss from continuing operations		3.5	6.4
Amortisation and depreciation from continuing operations	2	748.1	671.4
Amortisation and depreciation from discontinued operations	2	3.5	14.4
Share-based payments from continuing operations		26.8	14.0
Long-term incentive plan from continuing operations		5.0	10.5
Restructuring costs from continuing operations		9.2	11.7
Silicosis settlement costs from continuing operations		30.2	—
Impairment, net of reversal of impairment of investments and assets from continuing operations		200.2	76.5
Profit on disposal of investments from continuing operations		—	(2.3)
Profit on disposal of assets from continuing operations		(4.0)	(48.0)
Gain on sale of discontinued operation, net of taxation	12.1	(16.4)	—
Share of results of equity-accounted investees, net of taxation		1.3	2.3
Rehabilitation income from continuing operations	7	(13.5)	(9.7)
Profit on buy-back of notes	7	—	(17.7)
Other		1.3	7.7

		1,263.7	1,232.2